Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Aug. 04, 2025 USD ($) shares	Jul. 03, 2025 ₪ / shares shares
Subsequent Events [Line Items]
Par value (in New Shekels per share) | ₪ / shares		₪ 0.02
Aggregate gross proceeds (in Dollars) | $	$ 2.2
Ordinary Shares [Member]
Subsequent Events [Line Items]
Warrants outstanding		1
Sale of ordinary shares	1,700,001
Warrants to purchase	1
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants outstanding	100,000
Warrants to purchase	300,000